Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets [abstract]
Total non-current assets	$ 20,367,567	$ 21,680,847
ROC [member]
Non-current assets [abstract]
Total non-current assets	20,360,166	21,677,980
PRC [member]
Non-current assets [abstract]
Total non-current assets	1,279	2,291
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 6,122	$ 576